UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:	811-06525

Exact name of registrant as
specified in charter:			Calvert Municipal Fund, Inc.

Address of principal executive offices	4550 Montgomery Avenue
					Suite 1000N
					Bethesda, MD 20814

Name and address of agent for service:	Ivy Wafford Duke
					4550 Montgomery Avenue
					Suite 1000N
					Bethesda, MD 20814

Registrant's telephone number,
including area code:			301-951-4800

Date of fiscal year end:		December 31

Date of reporting period:		June 30, 2006



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CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

There is no proxy voting activity for the above-Funds because the Funds did not hold any voting securities during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:			Calvert Municipal Fund, Inc.

By (Signature and Title):	/s/ Barbara J. Krumsiek,
				President -- Principal Executive Officer

Date:				August 24, 2006